Other Long-Term Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Other Long Term Liabilities [Line Items]
Total other long-term liabilities			$ 4,768
OCS [Member]
Other Long Term Liabilities [Line Items]
Liability for contingent consideration in respect of business combinations	[1]		$ 4,768
OCS [Member] | Printar [Member]
Other Long Term Liabilities [Line Items]
Effective interest rate used in the capitalization of the liabilities to the OCS			13.00%

[1]	Liability to OCS as of December 31, 2015 was in respect of the acquisition of Printar and new grants received in 2010 and 2009.